Note 9 - Contingent Consideration	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Business Combination Disclosure [Text Block]

9. Contingent Consideration

Pursuant to the Siemens Acquisition and the agreement dated September 2019, the Company has agreed to pay US$1,500,000 to Siemens within five days of Siemens achieving a pre-defined milestone. The Company has the discretion of advising Siemens when the milestone is to be achieved but from the date notification is sent by the Company, Siemens has 90 days to fulfill this milestone. Notification has not yet been issued to Siemens. Once the milestone is achieved, it will enable the Company to use Siemens proprietary reagent which will allow the Company to access markets in certain jurisdictions.

Universal Biosensors, Inc.

Notes to Consolidated Financial Statements